Portfolio of Investments – as of June 30, 2024 (Unaudited)
Loomis Sayles Inflation Protected Securities Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 98.4% of Net Assets
	Banking — 3.8%
$600,000	Banco Bilbao Vizcaya Argentaria SA, 5.381%, 3/13/2029	$601,983
200,000	Banco Santander SA, (fixed rate to 11/07/2026, variable rate thereafter), 6.527%, 11/07/2027	204,573
690,000	Discover Financial Services, (fixed rate to 11/02/2033, variable rate thereafter), 7.964%, 11/02/2034	776,176
895,000	HSBC USA, Inc., 5.625%, 3/17/2025	895,224
110,000	Morgan Stanley, (fixed rate to 4/19/2034, variable rate thereafter), 5.831%, 4/19/2035	112,758
300,000	NatWest Group PLC, (fixed rate to 11/10/2033, variable rate thereafter), 8.125%(a)	303,104
380,000	Standard Chartered PLC, (fixed rate to 5/14/2034, variable rate thereafter), 5.905%, 5/14/2035(b)	376,652
200,000	UBS Group AG, (fixed rate to 2/08/2034, variable rate thereafter), 5.699%, 2/08/2035(b)	199,796
555,000	Wells Fargo & Co., MTN, SOFR + 1.070%, 6.428%, 4/22/2028(c)	557,712
		4,027,978
	Brokerage — 0.2%
150,000	Blue Owl Finance LLC, 6.250%, 4/18/2034(b)	150,396
	Construction Machinery — 0.2%
210,000	Ashtead Capital, Inc., 5.800%, 4/15/2034(b)	208,403
	Consumer Products — 0.2%
220,000	Hasbro, Inc., 6.050%, 5/14/2034	219,649
	Electric — 0.3%
155,000	Entergy Arkansas LLC, 5.750%, 6/01/2054	153,795
205,000	Southwestern Public Service Co., 6.000%, 6/01/2054	204,400
		358,195
	Life Insurance — 0.5%
535,000	Athene Global Funding, 5.620%, 5/08/2026(b)	535,388
	Metals & Mining — 0.5%
555,000	Anglo American Capital PLC, 5.750%, 4/05/2034(b)	553,852
	Railroads — 0.0%
15,000	Canadian Pacific Railway Co., 2.050%, 3/05/2030	12,795
Principal Amount	Description	Value (†)
	Sovereigns — 0.2%
$200,000	Abu Dhabi Government International Bonds, 3.875%, 4/16/2050(b)	$159,040
	Technology — 0.2%
250,000	Micron Technology, Inc., 5.300%, 1/15/2031	249,437
	Treasuries — 92.3%
16,273,160	U.S. Treasury Inflation-Indexed Bonds, 0.250%, 2/15/2050(d)	9,930,439
6,104,736	U.S. Treasury Inflation-Indexed Bonds, 0.750%, 2/15/2042(d)	4,767,715
15,511,729	U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/2027(d)	14,594,456
21,522,664	U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/2031(d)	18,898,764
26,125,720	U.S. Treasury Inflation-Indexed Notes, 0.375%, 1/15/2027(d)	24,832,732
7,553,140	U.S. Treasury Inflation-Indexed Notes, 0.625%, 7/15/2032(d)	6,772,321
20,387,072	U.S. Treasury Inflation-Indexed Notes, 0.875%, 1/15/2029(d)	19,313,130
		99,109,557
	Total Bonds and Notes (Identified Cost $123,533,661)	105,584,690

Short-Term Investments — 0.4%
425,922	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/28/2024 at 3.500% to be repurchased at $426,046 on 7/01/2024 collateralized by $466,700 U.S. Treasury Note, 0.750% due 4/30/2026 valued at $434,525 including accrued interest(e) (Identified Cost $425,922)	425,922
	Total Investments — 98.8% (Identified Cost $123,959,583)	106,010,612
	Other assets less liabilities — 1.2%	1,332,631
	Net Assets — 100.0%	$107,343,243

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Perpetual bond with no specified maturity date.
(b)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, the value of Rule 144A holdings amounted to $2,183,527 or 2.0% of net assets.

(c)
Variable rate security. Rate as of June 30, 2024 is disclosed. Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(d)	Treasury Inflation Protected Security (TIPS).
(e)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of June 30, 2024, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate
Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of June 30, 2024, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes(a)	$ —	$105,584,690	$ —	$105,584,690
Short-Term Investments	—	425,922	—	425,922
Total Investments	$—	$106,010,612	$—	$106,010,612

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at June 30, 2024 (Unaudited)
Treasuries	92.3%
Banking	3.8
Other Investments, less than 2% each	2.3
Short-Term Investments	0.4
Total Investments	98.8
Other assets less liabilities	1.2
Net Assets	100.0%